NATURE OF OPERATIONS AND GOING CONCERN (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Aug. 31, 2019
Nature Of Operations And Going Concern [Line Items]
Income (Loss) for the period	$ 554	$ (5,640)	$ (11,136)
Cash used in operating activities	(1,052)	$ (1,358)
Working capital deficit	$ 2,700
Waterberg JV Co. [Member]
Nature Of Operations And Going Concern [Line Items]
Effective ownership proportion after combined ownership of Mnombo's ownership portion with Platinum Group Metals (RSA) (Pty) Ltd	63.05%
Sprott Loan Facility [Member]
Nature Of Operations And Going Concern [Line Items]
Borrowings	$ 20,000